Schedule I-Condensed Financial Information of the Parent Company - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Financial Information
General and administrative expenses	¥ (4,459,518)	$ (646,569)	¥ (4,189,690)	¥ (3,748,548)
Other operating income	724,832		924,579	707,855
Income(loss) from operations	6,197,446	898,546	5,582,422	5,860,086
Share of loss of an equity method investee	(6,559)	(951)	42,303	30,015
Impairment loss on an equity method investee			(35,791)	(43,160)
Net income attributable to Vipshop Holdings Limited's shareholders	6,298,816	913,243	4,681,073	5,906,957
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(610,296)	(88,485)	(29,645)	(2,298)
Changes in fair value of debt securities derived from the share of loss of an equity method investee	(8,733)	(1,266)	0	0
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	5,679,787	823,492	4,651,428	5,904,659
Tax on Foreign currency translation	0		0	0
Parent company
Condensed Financial Information
General and administrative expenses	(49,776)	(7,216)	(17,956)	(12,625)
Other operating income	30,885	4,478	12,745	81,989
Income(loss) from operations	(18,891)	(2,738)	(5,211)	69,364
Share of loss of an equity method investee	0	0	0	(4,200)
Impairment loss on an equity method investee	0	0	0	(38,115)
Equity income of subsidiaries and VIEs	6,317,707	915,981	4,686,284	5,879,908
Net income attributable to Vipshop Holdings Limited's shareholders	6,298,816	913,243	4,681,073	5,906,957
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(610,296)	(88,485)	(29,645)	(2,298)
Changes in fair value of debt securities derived from the share of loss of an equity method investee	(8,733)	(1,266)	0	0
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	5,679,787	$ 823,492	4,651,428	5,904,659
Tax on Foreign currency translation	¥ 0		¥ 0	¥ 0